PROVISION FOR TAX, CIVIL AND LABOR RISKS - Contingent liabilities additional information (Detail 2) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) Number	Dec. 31, 2020 BRL (R$)
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss	R$ 10,193,858	R$ 9,559,551
Contingencies resulting from the business combinations	597,585	797,693
Tax incentives recognized from tax exclusions	R$ 135,297
Avon [member]
Disclosure of contingent liabilities [line items]
Settlement amount to be paid by entity		75,352
Civil, commercial and other lawsuits [member] | Avon [member]
Disclosure of contingent liabilities [line items]
Number of pending individual cases | Number	151
Number of new proceedings filed | Number	107
Number of cases dismissed, settled or otherwise resolved | Number	120
Settlement amount		10,393
IPI tax debts, due to the alleged non-observance of the minimum tax base [member] | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss	R$ 2,009,562	1,963,984
Related to Decree nº 8.393/2015 [member] | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss	1,907,246	1,660,532
Related to Collection of ICMS and ICMS-ST [member] | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss	1,560,023	1,503,657
Related to IRPJ and CSLL tax debts [member] | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss	1,419,237	1,396,782
Related to collection of ICMS-ST by Finance Department of the São Paulo Federal State [member] | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss	539,561	529,660
IPI tax debts for disagreeing with the tax classification [member] | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss	R$ 662,991	R$ 524,500